Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expense
Schedule of Reconciliation of effective tax charge

	2021	2020	2019
	$’000	$'000	$'000

Current taxes on income	91,692	95,107	3,304
Deferred income taxes (note 16)	(73,712)	74,722	10,214
Total taxes	17,980	169,829	13,518

Reconciliation of effective tax charge
Loss before income tax	(8,141)	(152,853)	(409,974)

Tax calculated at domestic tax rates applicable to profits in respective countries	(4,433)	(66,049)	(71,224)
Tax effects of:
Tax incentives and income not subject to taxation	(46,175)	(34,932)	(39,725)
Expenses not deductible for tax purposes	76,059	82,662	88,792
Movement in deferred tax assets not recognized	74,084	181,403	20,475
Change in tax base*	(86,184)	—	—
Prior year under provision	6,636	478	(43,280)
Other profit‑related taxes	5,239	876	5,813
Foreign tax credit	—	(3,570)	(8,406)
Effects of changes in tax rates**	(5,272)	—	—
Non-deductible share-based payment expense	1,441	1,082	52,136
Foreign exchange effects and other differences	(3,415)	7,879	8,937
Total taxes	17,980	169,829	13,518

Schedule of Current Income Tax

Current income tax receivables	128	—	233
Current income tax payables	(68,834)	(48,703)	(30,373)
	(68,706)	(48,703)	(30,140)

Schedule of movement in the current income tax

The movement in the current income tax is as follows:
At beginning of year	(48,703)	(30,140)	(26,415)
Additions through business combination (note 31)	(3,434)	(1,538)	—
Charged to profit or loss	(91,692)	(95,107)	(3,304)
Paid during the year	29,147	14,540	13,396
Withholding tax netting off	45,849	59,986	—
Exchange difference	127	3,556	(13,817)
At end of year	(68,706)	(48,703)	(30,140)